UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23285

Name of Fund: BlackRock Multi-Sector Opportunities Trust (MSO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Opportunities Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23285
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Multi-Sector Opportunities Trust

================== BlackRock Multi-Sector Opportunities Trust ==================

BRISTOW GROUP INC.

Ticker:       VTOL           Security ID:  11040B302
Meeting Date: JUN 11, 2020   Meeting Type: Written Consent
Record Date:  MAY 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

--------------------------------------------------------------------------------

BRISTOW GROUP INC.

Ticker:       VTOL           Security ID:  11040B609
Meeting Date: JUN 11, 2020   Meeting Type: Written Consent
Record Date:  MAY 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

--------------------------------------------------------------------------------

BRISTOW GROUP INC.

Ticker:       VTOL           Security ID:  11040B807
Meeting Date: JUN 11, 2020   Meeting Type: Written Consent
Record Date:  MAY 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

--------------------------------------------------------------------------------

BRISTOW GROUP INC.

Ticker:       VTOL           Security ID:  11040B872
Meeting Date: JUN 11, 2020   Meeting Type: Written Consent
Record Date:  MAY 04, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Opportunities Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Opportunities Trust

Date:	August 27, 2020